Equity Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award equity instruments other than options unvested and outstanding unrecognized compensation	$ 13.3
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 3 months 18 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 1.6	$ 1.1
Common stock, capital shares reserved for future issuance	2,775,878	6,213,717
Stock Compensation Expense	$ 0.4
Restricted Stock Units [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation by share based award equity instruments other than options unvested and outstanding unrecognized compensation	$ 1.1
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 2 months 12 days
Common stock, capital shares reserved for future issuance	25,612	0
2019 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Options Granted, Weighted-average grant-date fair value	$ 14.9	$ 4.04
2024 Equity Incentive Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, capital shares reserved for future issuance	1,938,799
Common stock capital shares reserved for future issuance term description	such aggregate number of shares of common stock will automatically increase on January 1st of each year for a period of ten years commencing on January 1, 2025 and ending on (and including) January 1, 2034, in an amount equal to 5% of the total number of shares of common stock issued and outstanding determined as of the day prior to such increase; provided
2024 Employee Stock Purchase Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock, capital shares reserved for future issuance	147,343
Common stock capital shares reserved for future issuance term description	the number of shares of common stock that are automatically added on January 1st of each year for a period of up to ten years commencing on January 1, 2025 and ending on (and including) January 1, 2034, in an amount equal to the lesser of (x) 1% of the total number of shares of common stock issued and outstanding determined as of the day prior to such increase and (y) a number of shares equal to three times the Initial ESPP Share Reserve